Note 12 - Asset Retirement Obligations (Details) - Change in Asset Retirement Obligations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in Asset Retirement Obligations [Abstract]
Balance	$ 6,095	$ 5,518	$ 4,615
Accretion of discount	336	350	305
New obligations	797	566
Change in estimates of existing obligations	14,838	34	491
Foreign currency translation	(456)	(373)	107
Balance	$ 21,610	$ 6,095	$ 5,518